RELATED PARTIES (Summary of Note Issuances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Principal	$ 575,000
Discount Recognized	402,500
Amortization Expense 2016	13,405
Long Term Debt to Related Parties, net	$ 185,905	$ 122,260
Debt Issued One [Member]
Issuance Date	Sep. 26, 2016
Maturity Date	Sep. 26, 2021
Principal	$ 100,000
Discount Recognized	70,000
Amortization Expense 2016	3,692
Long Term Debt to Related Parties, net	$ 33,692
Debt Issued Two [Member]
Issuance Date	Oct. 14, 2016
Maturity Date	Oct. 14, 2021
Principal	$ 100,000
Discount Recognized	70,000
Amortization Expense 2016	3,024
Long Term Debt to Related Parties, net	$ 33,024
Debt Issued Three [Member]
Issuance Date	Oct. 31, 2016
Maturity Date	Oct. 31, 2021
Principal	$ 100,000
Discount Recognized	70,000
Amortization Expense 2016	2,372
Long Term Debt to Related Parties, net	$ 32,372
Debt Issued Four [Member]
Issuance Date	Nov. 03, 2016
Maturity Date	Nov. 03, 2021
Principal	$ 50,000
Discount Recognized	35,000
Amortization Expense 2016	1,120
Long Term Debt to Related Parties, net	$ 16,120
Debt Issued Five [Member]
Issuance Date	Nov. 11, 2016
Maturity Date	Nov. 11, 2021
Principal	$ 100,000
Discount Recognized	70,000
Amortization Expense 2016	1,934
Long Term Debt to Related Parties, net	$ 31,934
Debt Issued Six [Member]
Issuance Date	Nov. 21, 2016
Maturity Date	Nov. 21, 2021
Principal	$ 50,000
Discount Recognized	35,000
Amortization Expense 2016	775
Long Term Debt to Related Parties, net	$ 15,775
Debt Issued Seven [Member]
Issuance Date	Dec. 15, 2016
Maturity Date	Dec. 15, 2021
Principal	$ 75,000
Discount Recognized	52,500
Amortization Expense 2016	488
Long Term Debt to Related Parties, net	$ 22,988